Fair value of financial instruments - Level 3 financial instruments (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Embedded Derivative Option
Fair value of financial instruments
Period of reasonably possible increase (decrease) in durations	6 months
Increase (decrease) in fair value measurement due to reasonably possible increase in durations	€ 77
Increase (decrease) in fair value measurement due to reasonably possible decrease in durations	(22)
Bank borrowings secured against Indian assets
Fair value of financial instruments
Secured bank borrowings	1,597		€ 1,485
Level 3 | Bank borrowings secured against Indian assets
Fair value of financial instruments
Gains (losses) on change in fair value of derivatives	(167)	€ (6)
Level 3 | Bank borrowings secured against Indian assets | Embedded Derivative Option
Fair value of financial instruments
Derivative financial assets	€ 31		€ 198